Operating expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and administration expenses
Depreciation of property and equipment	$ 101,983	$ 162,756
Amortization of intangible assets		210,358
Non-cash share-based compensation	9,223,844	12,916,462
Research and development expenses
Non-cash share-based compensation	$ 1,477,069	$ 1,360,944